Pensions and other post-retirement benefits - Narrative (Details) £ in Millions		12 Months Ended
	Oct. 31, 2024 GBP (£)	Mar. 31, 2025 GBP (£) plan arrangement	Mar. 31, 2024 GBP (£)
Disclosure of defined benefit plans [line items]
Independent actuarial funding valuation, period		3 years
Number of plans showing funding shortfall | plan		3
Number of defined benefit plans with security arrangements | arrangement		2
Decrease (increase) in net defined benefit liability (asset) resulting from resulting from contributions to plan by employer		£ 282	£ 165
Restrictions on asset recognised		£ 77	0
Number of OPEB plan | plan		1
Plan assets
Disclosure of defined benefit plans [line items]
Decrease (increase) in net defined benefit liability (asset) resulting from resulting from contributions to plan by employer		£ 282	165
Pensions
Disclosure of defined benefit plans [line items]
Defined benefit plan, buy-in-transaction	£ 1,700
UK | Pensions
Disclosure of defined benefit plans [line items]
Employer contributions, excluding recovery plan payments		100	95
Decrease (increase) in net defined benefit liability (asset) resulting from resulting from contributions to plan by employer		£ 112	118
Weighted average duration of defined benefit obligation		11 years
Restrictions on asset recognised		£ 0	0
UK | Pensions | Maximum
Disclosure of defined benefit plans [line items]
Value of security arrangements		180
UK | Pensions | Plan assets
Disclosure of defined benefit plans [line items]
Decrease (increase) in net defined benefit liability (asset) resulting from resulting from contributions to plan by employer		£ 112	118
US | Pensions
Disclosure of defined benefit plans [line items]
Number of defined benefit plans | plan		4
Decrease (increase) in net defined benefit liability (asset) resulting from resulting from contributions to plan by employer		£ 27	26
Weighted average duration of defined benefit obligation		11 years
Restrictions on asset recognised		£ 0	0
US | Pensions | Plan assets
Disclosure of defined benefit plans [line items]
Decrease (increase) in net defined benefit liability (asset) resulting from resulting from contributions to plan by employer		27	26
US | Other post-retirement benefits
Disclosure of defined benefit plans [line items]
Decrease (increase) in net defined benefit liability (asset) resulting from resulting from contributions to plan by employer		143	21
Employer contributions		£ 10	21
Weighted average duration of defined benefit obligation		12 years
Restrictions on asset recognised		£ 77	0
US | Other post-retirement benefits | Plan assets
Disclosure of defined benefit plans [line items]
Decrease (increase) in net defined benefit liability (asset) resulting from resulting from contributions to plan by employer		£ 143	£ 21
Top of range | UK | National Grid UK Retirement Plan (NGUKRP)
Disclosure of defined benefit plans [line items]
Defined contribution plan, employer matching contribution percent of gross pay		12.00%
Top of range | US
Disclosure of defined benefit plans [line items]
Defined contribution plan, employer core contribution as a percent of salary		9.00%
Defined contribution plan, employer matching contribution, percent of match		50.00%
Bottom of range | US
Disclosure of defined benefit plans [line items]
Defined contribution plan, employer matching contribution percent of gross pay		8.00%
Defined contribution plan, employer core contribution as a percent of salary		3.00%
Defined contribution plan, employer matching contribution, percent of match		25.00%